Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized gain on securities available for sale, income tax benefit	$ 67,988	$ 1,392,906	$ 62,443	$ 15,458
Common stock cash dividend, per share	$ 0.08	$ 0.13	$ 0.12	$ 0.12
Stock options exercised, tax benefit		$ 5,238	$ 13,630